Net debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net debt

31. Net debt

	Listing exchange	2018 £m	2017 £m
Current assets:
Liquid investments		84	78
Cash and cash equivalents		3,874	3,833
Cash and cash equivalents reported in Assets held for sale		485	—

		4,443	3,911

Short-term borrowings:
Commercial paper		(630)	(529)
Bank loans and overdrafts		(290)	(236)
Obligations under finance leases		(24)	(23)
Drawn bank facility		(3,500)	—
5.650% US$ US Medium Term Note 2018	New York Stock Exchange	0	(2,037)
0.625% € European Medium Term Note 2019	London Stock Exchange	(1,349)	—

		(5,793)	(2,825)

Long-term borrowings:
0.625% € European Medium Term Note 2019	London Stock Exchange	0	(1,324)
EURIBOR +0.20% € European Medium Term Note 2020	London Stock Exchange	(677)	—
0.000% € European Medium Term Note 2020	London Stock Exchange	(1,079)	(1,060)
3.125% US$ US Medium Term Note 2021	New York Stock Exchange	(980)	—
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	(589)	—
2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,568)	(1,474)
2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(978)	(919)
3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(977)	—
1.375% € European Medium Term Note 2024	London Stock Exchange	(893)	(876)
4.000% € European Medium Term Note 2025	London Stock Exchange	(670)	(659)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(780)	—
1.000% € European Medium Term Note 2026	London Stock Exchange	(629)	(617)
1.250% € European Medium Term Note 2026	London Stock Exchange	(897)	—
3.375% £ European Medium Term Note 2027	London Stock Exchange	(593)	(593)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,372)	—
1.375% € European Medium Term Note 2029	London Stock Exchange	(447)	(439)
1.750% € European Medium Term Note 2030	London Stock Exchange	(673)	—
5.250% £ European Medium Term Note 2033	London Stock Exchange	(982)	(986)
5.375% US$ US Medium Term Note 2034	New York Stock Exchange	(390)	(368)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,143)	(2,021)
6.375% £ European Medium Term Note 2039	London Stock Exchange	(694)	(695)
5.250% £ European Medium Term Note 2042	London Stock Exchange	(986)	(989)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(386)	(363)
4.250% £ European Medium Term Note 2045	London Stock Exchange	(788)	(789)
Obligations under finance leases		(44)	(43)
Other long-term borrowings		(56)	(49)

		(20,271)	(14,264)

Net debt		(21,621)	(13,178)

Current assets

Liquid investments are classified as financial assets at amortised cost (previously available-for-sale investments in prior years). At 31 December 2018, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2018 was approximately 1.0% (2017 – approximately 1.0%). Liquid investment balances at 31 December 2018 earning interest at floating rates amount to £ 84 million (2017 – £78 million). Liquid investment balances at 31 December 2018 earning interest at fixed rates amount to £nil (2017 – £nil).

The effective interest rate on cash and cash equivalents at 31 December 2018 was approximately 1.9% (2017 – approximately 1.3%). Cash and cash equivalents at 31 December 2018 earning interest at floating and fixed rates amount to £4,094 million and £2 million respectively (2017 – £3,832 million and £1 million) and non-interest bearing holdings amount to £263 million.

GSK’s policy regarding the credit quality of cash and cash equivalents is referred to in Note 42, ‘Financial instruments and related disclosures’.

Short-term borrowings

GSK has a $10 billion (£7.9 billion) US commercial paper programme, of which $0.8 billion (£0.6 billion) was in issue at 31 December 2018 (2017 – $0.7 billion (£ 0.5 billion)). GSK has a £1.9 billion five-year committed facility and $2.5 billion (£2.0 billion) under a 364 day committed facility. The five-year committed facility was agreed in September 2015 and extended by one year to 2021 in September 2016. The 364 day committed facility was agreed in September 2018. Additional bank facilities were agreed in 2018 to support transactions and two remained active at 31 December 2018. In June 2018, £3.5 billion was drawn to support the acquisition from Novartis of the remaining stake in the Consumer Healthcare Joint Venture. In addition, a $5.0 billion bank facility was agreed in December 2018 to support the acquisition of Tesaro and was undrawn at 31 December 2018. Liquid investments, cash and cash equivalents were as shown in the table on page 184.

The weighted average interest rate on commercial paper borrowings at 31 December 2018 was 2.5% (2017 – 1.5%).

The weighted average interest rate on current bank loans and overdrafts at 31 December 2018 was 12.0% (2017 – 4.7%). At 31 December 2018, short-term loan rates of 60% in Argentina had a disproportionate effect on the weighted average interest rate. Excluding this impact the weighted average interest rate on current bank loans and overdrafts stands at 4.4%.

The average effective pre-swap interest rate of notes classified as short term at 31 December 2018 was 0.8% (2017 – 5.9%). The material decrease in the rate largely reflects the maturity of a 5.65% coupon note in May 2018 and the upcoming maturity of a 0.625% coupon note in December 2019.

Long-term borrowings

At the year-end, GSK had long-term borrowings of £20.3 billion (2017 – £14.3 billion), of which £13.3 billion (2017 – £10.3 billion) falls due in more than five years. The average effective pre-swap interest rate of all notes in issue at 31 December 2018 was approximately 4.4% (2017 – approximately 3.6%).

Long-term borrowings repayable after five years carry interest at effective rates between 1.1% and 6.4%, with repayment dates ranging from 2024 to 2045.

Pledged assets

The Group held pledged investments in US Treasury Notes with a par value of $50 million (£ 39 million), (2017 – $105 million (£78 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 29, ‘Other provisions’. In addition, in 2017, £20 million of assets included in Note 22, ‘Other non-current assets’, which do not form part of Net debt, were pledged as collateral against future rental payments under operating lease arrangements which were previously entered into by Human Genome Sciences, Inc. prior to its acquisition by the Group, and terminated in 2018.

Finance lease obligations

	2018	2017
	£m	£m
Rental payments due within one year	29	25
Rental payments due between one and two years	20	29
Rental payments due between two and three years	13	9
Rental payments due between three and four years	7	3
Rental payments due between four and five years	4	2
Rental payments due after five years	11	10

Total future rental payments	84	78
Future finance charges	(16)	(12)

Total finance lease obligations	68	66